Statement of Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Jul. 21, 2009
Beginning Balance, Shares at Jul. 21, 2009
Issue common stock to founders for cash at $.0001 per share, Shares	1,100,000
Issue common stock to founders for cash at $.0001 per share, Amount	110	(100)		10
Sale of common stock for cash at $.0018 per share, Shares	660,000
Sale of common stock for cash at $.0018 per share, Amount	66	1,134		1,200
Sale of common stock for cash at $.023 per share, Shares	3,410
Sale of common stock for cash at $.023 per share, Amount	341	77,159		77,500
Net loss			(52,071)	(52,071)
Ending Balance, Amount at Feb. 28, 2010	517	78,193	(52,071)	26,639
Ending Balance, Shares at Feb. 28, 2010	5,170,000
Sale of common stock for cash at $.023 per share, Shares	6,055,500
Sale of common stock for cash at $.023 per share, Amount	606	137,169		137,775
Issued common stock for services at $0.023 per share, Shares	3,290,570
Issued common stock for services at $0.023 per share, Amount	329	74,457		74,786
Sale of common stock for cash at $0.45 per share, Shares	515,900
Sale of common stock for cash at $0.45 per share, Amount	52	232,073		232,125
Sale of common stock for cash at $0.68 per share, Shares	212,668
Sale of common stock for cash at $0.68 per share, Amount	21	144,979		145,000
Net loss			(363,175)	(363,175)
Ending Balance, Amount at Feb. 28, 2011	15,252	666,871	(415,246)	253,150
Ending Balance, Shares at Feb. 28, 2011	15,244,638
Sale of common stock for cash at $.023 per share, Shares	80,069
Sale of common stock for cash at $.023 per share, Amount	8	1,563		1,571
Sale of common stock for cash at $0.45 per share, Shares	103,004
Sale of common stock for cash at $0.45 per share, Amount	10	47,060		47,070
Sale of common stock for cash at $0.68 per share, Shares	2,781,539
Sale of common stock for cash at $0.68 per share, Amount	278	1,896,226		1,896,504
Subscription receivable, Shares	865,000
Subscription receivable, Amount	87	864,913		865,000
Warrants expense		149,999		149,999
Stock option expense		611,250		611,250
Issued common stock for services at $0.45 per share, Shares	160,158
Issued common stock for services at $0.45 per share, Amount	16	72,783		72,799
Recapitalization of PVSO shareholders, Shares	840,000
Recapitalization of PVSO shareholders, Amount	84	(84)
Rounding, Amount	10
Net loss			(2,426,654)	(2,426,654)
Ending Balance, Amount at Feb. 29, 2012	2,008	4,310,581	(2,841,900)	1,470,689
Ending Balance, Shares at Feb. 29, 2012	20,074,418
Sale of common stock for cash at $1.00 per share, Shares	880,000
Sale of common stock for cash at $1.00 per share, Amount	193	879,807		880,000
Shares issued for service, Shares	100,000
Shares issued for service, Amount	(95)	11,170		11,075
Warrants issued		149,995		149,995
Debt discount		71,544		71,544
Warrants expense		78,694		78,694
Change in estimate for shares issued		(5,806)		(5,806)
Warrants issued with convertible notes				71,543
Beneficial conversion feature in convertible notes				0
Net loss			(2,520,579)	(2,520,579)
Ending Balance, Amount at Feb. 28, 2013	2,157	8,644,760	(10,727,675)	135,612
Ending Balance, Shares at Feb. 28, 2013	21,576,899
Shares issued for service, Shares	430,013
Shares issued for service, Amount	42	299,158		299,200
Warrants issued		42,993		42,993
Stock option expense		1,647,572		1,647,572
Warrants issued in debt modification		126,381		126,381
Warrants issued with convertible notes		357,145		357,145
Beneficial conversion feature in convertible notes		532,210		532,210
Common stock issued in debt modification, Shares	92,468
Common stock issued in debt modification, Amount	9	143,316		143,325
Net loss			(5,365,196)	(5,365,196)
Ending Balance, Amount at Feb. 28, 2014	$ 2,157	$ 8,644,760	$ (10,727,675)	$ (2,080,758)
Ending Balance, Shares at Feb. 28, 2014	21,576,899